Consolidated Statementts of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Share Capital - Class A	Common Share Capital - Class B	Common Stock [Member]	Treasury Shares	Additional Paid-In Capital	Share Subscription in Progress	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total Stockholders’ Equity	Noncontrolling Interests	Total
As at December 31, 2023 at Dec. 31, 2022	$ 400	$ 5,334	$ 5,734	$ (371)	$ 280,597	$ (0)	$ (265,635)	$ 5,935	$ 26,260	$ (2,235)	$ 24,025
Beginning balance, shares at Dec. 31, 2022	1,600,880	2,005,890
Common stock issued1	$ (0)	$ (0)	(0)	(0)	(41)	(0)	(0)	(0)	(41)	(0)	(41)
Common stock issued, shares		1
Options exercised	(0)	$ 38	38	(0)	(9)	(0)	(0)	(0)	29	(0)	29
Options exercised, shares		13,878
Stock-based compensation	(0)	$ (0)	(0)	(0)	178	(0)	(0)	(0)	178	(0)	178
Changes in treasury shares	0	$ 820	820	(821)	0	0	0	0	(1)	0	(1)
Changes in treasury shares, shares		300,000
L1 Facilities(2)	(0)	$ 1,492	1,492	87	3,209	(0)	(0)	(0)	4,788	1,576	6,364
L1 Facility, shares		578,481
Anson Facilities(3)	(0)	$ 486	486	414	5,514	(0)	(0)	(0)	6,414	1,558	7,972
Anson Facility, shares		177,900
Dividend in kind							34		34	(34)
Net income	(0)	(0)	(0)	(0)	(0)	(0)	(15,360)	(0)	(15,360)	(89)	(15,449)
Other comprehensive income / (loss)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(1,894)	(1,894)	(99)	(1,993)
As at December 31, 2024 at Dec. 31, 2023	$ 400	$ 8,170	8,570	(691)	289,448	(0)	(280,961)	4,041	20,407	677	21,084
Beginning balance, shares at Dec. 31, 2023	1,600,800	3,076,150
Stock-based compensation	$ (0)	$ (0)	(0)	(0)	1,182	(0)	(0)	(0)	1,182	(0)	1,182
L1 Facilities(2)	(0)	(0)	(0)	189	1,083	(0)	(0)	(0)	1,272	(0)	1,272
Anson Facilities(3)	(0)	$ 817	817	(0)	235	(0)	(0)	(0)	1,052	(0)	1,052
Anson Facility, shares		289,410
Net income	(0)	$ (0)	(0)	(0)	(0)	(0)	(13,446)	(0)	(13,446)	(18,497)	(31,943)
Other comprehensive income / (loss)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(891)	(891)	(28)	(919)
Options exercised					(12)	1			(11)		(11)
L1 SPAs(4) and warrants	(0)	(0)	(0)	(0)	6,756	(0)	(0)	(0)	6,756	40,259	47,015
Anson SPAs(5) and warrants	(0)	(0)	(0)	(0)	7,265	(0)	(0)	(0)	7,265	39,632	46,897
Change in par value of shares	(384)	(8,628)	(9,012)		9,012
Change in ownership of WISe.ART					1,462				1,462	33	1,495
As at December 31, 2024 at Dec. 31, 2024	$ 16	$ 359	$ 375	$ (502)	$ 316,431	$ 1	$ (294,407)	$ 3,150	$ 25,048	$ 62,076	$ 87,124
Beginning balance, shares at Dec. 31, 2024	1,600,880	3,365,560